Net Loss Per Ordinary Share (Tables)	3 Months Ended
Mar. 31, 2026
Net Loss Per Ordinary Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Ordinary Share

The following table sets forth the computation of basic and diluted net loss per Ordinary Share for the periods indicated:

	Three months ended March 31
	2026	2025
	U.S. dollars in thousands
Basic net loss per ordinary share
Numerator:
Net loss	(8,290)	(8,308)

Denominator:
Weighted average common shares and vested RSUs – basic and diluted	105,047,377	105,255,959
Basic and dilutive net loss per common share	(0.08)	(0.08)

Schedule of Weighted-Average Ordinary Shares of Securities

The following weighted-average Ordinary Shares of securities and vested RSU’s were not included in the computation of diluted net loss per common share as their effect would have been antidilutive:

	Three months ended March 31
	2026	2025
Options	12,055,075	10,693,595
Unvested Restricted Stock Units	9,198,084	10,281,304
Private Warrants	3,330,000	3,330,000
Public Warrants	5,750,000	5,750,000
Forfeiture Shares	-	359,375